Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues
Schedule of timing of recognition

	Year Ended December 31,
	(Amount in Thousands)
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenue recognized at a point in time	1,408,389	904,274	938,930	134,265
Revenue recognized over time	1,909,432	1,717,060	1,690,857	241,789
Total revenues	3,317,821	2,621,334	2,629,787	376,054